Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Summary of Restated Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2022 - $111,707; 2021 - $105,142; allowance for credit losses: 2022 - $22; 2021 - $19)	$ 99,736	$ 118,711
Trading securities	3,498	4,460
Equity securities	427	375
Mortgage loans on real estate, net of allowance for credit losses (portion at fair value: 2022 - $487; 2021 - $739)	18,301	17,991
Policy loans	2,359	2,364
Derivative investments	3,594	5,697
Other investments	3,739	4,288
Total investments	131,654	153,886
Cash and invested cash	3,343	2,612	$ 1,708	$ 2,563
Deferred acquisition costs, value of business acquired and deferred sales inducements	12,235	11,896
Reinsurance recoverables, net of allowance for credit losses	19,443	22,386
Market risk benefit assets	2,807	1,888
Accrued investment income	1,253	1,189
Goodwill	1,144	1,778	1,778
Other assets	18,802	16,532
Separate account assets	143,536	182,583
Total assets	334,217	394,750
Liabilities
Policyholder account balances	114,435	110,227
Future contract benefits	38,826	41,425
Market risk benefit liabilities	2,078	4,399
Deferred Front End Loads	5,052	4,225
Payables for collateral on investments	6,712	8,946
Short-term debt	500	300
Long-term debt	5,955	6,325
Other liabilities	12,021	16,405
Separate account liabilities	143,536	182,583
Total liabilities	329,115	374,835
Contingencies and Commitments (See Note 18
Stockholders' Equity
Common stock - 800,000,000 shares authorized; 169,220,511 and 177,193,515 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively	4,544	4,735
Retained earnings	5,924	5,196
Accumulated other comprehensive income (loss)	(6,352)	9,984
Total stockholders' equity	5,102	19,915	22,699
Total liabilities and stockholders' equity	334,217	394,750
Fixed maturity securities (amortized cost)	111,707	105,142
Fixed maturity, ACL	22	19
Mortgage loans on real estate, fair value	$ 487	$ 739
Preferred stock - shares authorized (in shares)	10,000,000	10,000,000
Preferred stock - shares issued (in shares)	40,000
Preferred stock - shares outstanding (in shares)	40,000
Common stock - shares authorized (in shares)	800,000,000	800,000,000
Common stock - shares issued (in shares)	169,220,511	177,193,515
Common stock - shares outstanding (in shares)	169,220,511	177,193,515
Cumulative Effect, Period of Adoption, Adjustment [Member]
Investments:
Deferred acquisition costs, value of business acquired and deferred sales inducements	$ (1,568)	$ 5,610
Reinsurance recoverables, net of allowance for credit losses	(439)	2,091
Market risk benefit assets	2,807	1,888
Other assets	(1,691)	(1,784)
Total assets	(891)	7,805
Liabilities
Future contract benefits	(2,930)	738
Market risk benefit liabilities	2,078	4,399
Deferred Front End Loads	(617)	3,810
Other liabilities	45	(303)
Total liabilities	(1,424)	8,644
Contingencies and Commitments (See Note 18
Stockholders' Equity
Retained earnings	(783)	(4,382)
Accumulated other comprehensive income (loss)	1,316	3,543
Total stockholders' equity	533	(839)
Total liabilities and stockholders' equity	(891)	7,805
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2022 - $111,707; 2021 - $105,142; allowance for credit losses: 2022 - $22; 2021 - $19)	99,736	118,711
Trading securities	3,498	4,460
Equity securities	427	375
Mortgage loans on real estate, net of allowance for credit losses (portion at fair value: 2022 - $487; 2021 - $739)	18,301	17,991
Policy loans	2,359	2,364
Derivative investments	3,594	5,697
Other investments	3,739	4,288
Total investments	131,654	153,886
Cash and invested cash	3,343	2,612	1,708
Deferred acquisition costs, value of business acquired and deferred sales inducements	13,803	6,286
Reinsurance recoverables, net of allowance for credit losses	19,882	20,295
Accrued investment income	1,253	1,189
Goodwill	1,144	1,778
Other assets	20,493	18,316
Separate account assets	143,536	182,583
Total assets	335,108	386,945
Liabilities
Policyholder account balances	114,435	110,227
Future contract benefits	41,756	40,687
Deferred Front End Loads	5,669	415
Payables for collateral on investments	6,712	8,946
Short-term debt	500	300
Long-term debt	5,955	6,325
Other liabilities	11,976	16,708
Separate account liabilities	143,536	182,583
Total liabilities	330,539	366,191
Contingencies and Commitments (See Note 18
Stockholders' Equity
Common stock - 800,000,000 shares authorized; 169,220,511 and 177,193,515 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively	4,544	4,735
Retained earnings	6,707	9,578
Accumulated other comprehensive income (loss)	(7,668)	6,441
Total stockholders' equity	4,569	20,754
Total liabilities and stockholders' equity	335,108	386,945
Series C Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	$ 493
Preferred stock - shares authorized (in shares)	20,000
Preferred stock - shares issued (in shares)	20,000
Preferred stock - shares outstanding (in shares)	20,000
Series C Preferred Stock [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	$ 493
Series D Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	$ 493
Preferred stock - shares authorized (in shares)	20,000
Preferred stock - shares issued (in shares)	20,000
Preferred stock - shares outstanding (in shares)	20,000
Series D Preferred Stock [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	$ 493
As Previously Reported [Member]
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2022 - $111,707; 2021 - $105,142; allowance for credit losses: 2022 - $22; 2021 - $19)	99,736	118,746
Trading securities	3,498	4,482
Equity securities	427	318
Mortgage loans on real estate, net of allowance for credit losses (portion at fair value: 2022 - $487; 2021 - $739)	18,301	17,991
Policy loans	2,359	2,364
Derivative investments	3,736	5,437
Other investments	3,739	4,292
Total investments	131,796	153,630
Cash and invested cash	3,343	2,612	$ 1,708
Deferred acquisition costs, value of business acquired and deferred sales inducements	13,803	6,284
Reinsurance recoverables, net of allowance for credit losses	19,882	20,295
Accrued investment income	1,253	1,189
Goodwill	1,144	1,778
Other assets	20,680	18,930
Separate account assets	143,536	182,583
Total assets	335,437	387,301
Liabilities
Policyholder account balances	114,435	110,219
Future contract benefits	41,756	40,687
Deferred Front End Loads	5,669	415
Payables for collateral on investments	6,712	8,946
Short-term debt	500	300
Long-term debt	5,955	6,325
Other liabilities	12,773	17,554
Separate account liabilities	143,536	182,583
Total liabilities	331,336	367,029
Contingencies and Commitments (See Note 18
Stockholders' Equity
Common stock - 800,000,000 shares authorized; 169,220,511 and 177,193,515 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively	4,544	4,735
Retained earnings	6,239	9,096
Accumulated other comprehensive income (loss)	(7,668)	6,441
Total stockholders' equity	4,101	20,272
Total liabilities and stockholders' equity	335,437	387,301
As Previously Reported [Member] | Series C Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	493
As Previously Reported [Member] | Series D Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	493
Restatement Adjustments [Member]
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2022 - $111,707; 2021 - $105,142; allowance for credit losses: 2022 - $22; 2021 - $19)		(35)
Trading securities		(22)
Equity securities		57
Derivative investments	(142)	260
Other investments		(4)
Total investments	(142)	256
Deferred acquisition costs, value of business acquired and deferred sales inducements		2
Other assets	(187)	(614)
Total assets	(329)	(356)
Liabilities
Policyholder account balances		8
Other liabilities	(797)	(846)
Total liabilities	(797)	(838)
Contingencies and Commitments (See Note 18
Stockholders' Equity
Retained earnings	468	482
Total stockholders' equity	468	482
Total liabilities and stockholders' equity	$ (329)	$ (356)